International Operations	12 Months Ended
Dec. 31, 2016
Segments, Geographical Areas [Abstract]
International Operations
International operations

International activity includes Investment Management and Investment Services fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish our international operations between internationally and domestically domiciled customers.
As a result, it is necessary to make certain subjective assumptions such as:

•	Income from international operations is determined after internal allocations for interest revenue, taxes, expenses and provision for credit losses.

•	Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2016
	Total assets at period end (a)	$73,303	(b)	$18,074	$1,350	$92,727	$240,742	$333,469
	Total revenue	3,744	(b)	922	549	5,215	10,022	15,237
	Income before income taxes	1,263		485	286	2,034	2,691	4,725
	Net income	1,013		389	229	1,631	1,917	3,548
2015
	Total assets at period end (a)	$76,679	(b)	$17,829	$1,176	$95,684	$298,096	$393,780
	Total revenue	3,932	(b)	904	577	5,413	9,781	15,194
	Income before income taxes	1,436		451	269	2,156	2,079	4,235
	Net income	1,163		365	218	1,746	1,476	3,222
2014
	Total assets at period end (a)	$86,189	(b)	$16,812	$1,516	$104,517	$280,786	$385,303
	Total revenue	3,931	(b)	1,383	645	5,959	9,733	15,692
	Income before income taxes	985		913	365	2,263	1,300	3,563
	Net income	775		719	287	1,781	870	2,651

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.2 billion, $2.3 billion and $2.3 billion and assets of approximately $29.6 billion, $33.2 billion and $46.2 billion in 2016, 2015 and 2014, respectively, of international operations domiciled in the UK, which is 14%, 15% and 15% of total revenue and 9%, 8% and 12% of total assets, respectively.